Commitments (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018
SummaryOfUnrecognizedItemsLineItems [Line Items]
Commitments for minimum lease payments in relation to non-cancellable operating leases:	€ 903,951	€ 575,011
Commitments for minimum payments in relation to non-cancellable operating contracts or services	24,447,508	29,307,490
Within one year
SummaryOfUnrecognizedItemsLineItems [Line Items]
Commitments for minimum lease payments in relation to non-cancellable operating leases:	371,105	282,711
Commitments for minimum payments in relation to non-cancellable operating contracts or services	10,602,651	19,623,790
After one year but not more than five years
SummaryOfUnrecognizedItemsLineItems [Line Items]
Commitments for minimum lease payments in relation to non-cancellable operating leases:	532,845	292,300
Commitments for minimum payments in relation to non-cancellable operating contracts or services	13,844,857	9,683,700
More than five years
SummaryOfUnrecognizedItemsLineItems [Line Items]
Commitments for minimum lease payments in relation to non-cancellable operating leases:	0	0
Commitments for minimum payments in relation to non-cancellable operating contracts or services	€ 0	€ 0